CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603



                                March 11, 2010





Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


       Re:       First Trust Active Dividend Income Fund


Ladies and Gentlemen:

        On behalf of First Trust Active Dividend Income Fund (the "Registrant"), we are transmitting Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

        If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By:  /s/ Walter L. Draney
                                              -------------------------------
                                               Walter L. Draney

Enclosures
 cc: Jeffrey Long
     W. Scott Jardine
     Eric F. Fess